Revenue and segment information (Geographical information (Under IFRS)) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Geographical information (Under IFRS) [line items]
Revenue from external customers	¥ 152,459,444	¥ 113,814,236	[1]	¥ 128,904,873	[1]
Non-current assets (excluding financial assets and deferred income tax assets)	342,570,291	272,525,687
PRC [member]
Geographical information (Under IFRS) [line items]
Revenue from external customers	142,381,413	105,055,414		118,761,080
Non-current assets (excluding financial assets and deferred income tax assets)	319,534,533	249,155,921
Singapore [member]
Geographical information (Under IFRS) [line items]
Revenue from external customers	10,078,031	8,758,822		¥ 10,143,793
Non-current assets (excluding financial assets and deferred income tax assets)	¥ 23,035,758	¥ 23,369,766

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.